Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares [1]	Dec. 31, 2017 MXN ($) $ / shares [2]	Dec. 31, 2016 MXN ($) $ / shares
Statement [LineItems]
Net sales	$ 468,894	$ 23,881	$ 439,239	$ 398,622
Other operating revenues	850	43	693	885
Total revenues	469,744	23,924	439,932	399,507
Cost of goods sold	294,574	15,002	277,842	251,303
Gross profit	175,170	8,922	162,090	148,204
Administrative expenses	17,313	882	15,222	14,730
Selling expenses	114,573	5,835	105,880	95,547
Other income	673	34	31,951	1,157
Other expenses	2,947	150	33,866	5,909
Interest expense	9,825	500	11,092	9,646
Interest income	2,832	144	1,470	1,299
Foreign exchange (loss) gain, net	(248)	(13)	4,934	1,131
Monetary position gain, net	216	11	1,590	2,411
Market value (loss) gain on financial instruments	(355)	(18)	(204)	186
Income before income taxes from continuing operations and share of profit in equity accounted investees	33,630	1,713	35,771	28,556
Income taxes	10,169	518	10,213	7,888
Share of the profit of equity accounted investees, net of tax	6,252	318	7,923	6,507
Net income from continuing operations	29,713	1,513	33,480	27,175
Net income from discontinued operations	3,366	171	3,726
CONSOLIDATED NET INCOME	33,079	1,684	37,206	27,175
Controlling interest from continuing operations	22,560	1,148	40,863	21,140
Controlling interest from discontinued operations	1,430	73	1,545
Non-controlling interest from continuing operations	7,153	364	(7,383)	6,035
Non-controlling interest from discontinued operations	1,936	99	2,181
CONSOLIDATED NET INCOME	$ 33,079	$ 1,684	$ 37,206	$ 27,175
Series B shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	$ 1.13	$ 0.06	$ 2.04	$ 1.05
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations	0.07		0.08
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	1.13	0.06	2.04	1.05
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations	0.07		0.08
Series D shares [member]
Basic earnings per share of continuing operations
Basic earnings per share of continuing operations | (per share)	1.41	0.07	2.55	1.32
Basic earnings per share of discontinued operations
Basic earnings per share of discontinued operations	0.09		0.10
Diluted earnings per share of continuing operations
Diluted earnings per share of continuing operations | (per share)	1.41	$ 0.07	2.55	$ 1.32
Diluted earnings per share of discontinued operations
Diluted earnings per share of discontinued operations	$ 0.09		$ 0.10

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1